Financial Instruments and Fair Value Disclosures (Schedule of Company's Charter Revenues) (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Minimum [Member]
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA [Member]
Concentration Risk [Line Items]
Percentage of charter revenues		0.16%